EQUITY - Authorized Shares and Common Shares Issued and Fully Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share (USD per share)		$ 0.01	$ 0.01
Increase (decrease) in number of common shares issued (in shares)	6,796,558	6,796,558
Amount of common shares issued and fully paid		$ 206	$ 206
Issuance of common shares			$ 68
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares (in shares)		50,000,000	50,000,000
Number of common shares issued and fully paid (in shares)	20,627,327	20,627,327	20,627,327	13,830,769
Amount of common shares issued and fully paid		$ 206	$ 206	$ 138
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of common shares issued and fully paid (in shares)	11,100	11,100	11,100	11,100
Amount of common shares issued and fully paid		$ 38	$ 38	$ 38